Basis of preparation and principal accounting policies (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Ownership interest (as a percent)	100.00%
Non-controlling interests ownership interest percentage	100.00%
Gain or loss on sale of shares	$ 0
Number of operating business segments | segment	3
Gain or loss on foreign currency transactions	$ 1,120,000	$ 1,125,000	$ 1,880,000
Legal finance non-cash accrual	6,920,000	31,312,000
Other liabilities	$ 104,363,000	82,742,000		$ 31,046,000
Subsidiary ownership (in percent)	100.00%
Capital provision assets	$ 2,562,677,000	2,432,829,000	1,871,035,000	1,871,035,000
Third-party interests in consolidated entities	635,057,000	623,175,000		$ 366,926,000
Income on capital provision assets	343,302,000	428,398,000	509,358,000
Third-party share of profits relating to interests in consolidated entities	(11,904,000)	(72,818,000)	(101,094,000)
Increase (decrease) due to corrections of prior period errors
Disclosure of detailed information about property, plant and equipment [line items]
Legal finance non-cash accrual	7,000,000	31,000,000
Other liabilities	$ 38,000,000	7,000,000
Subsidiary ownership (in percent)	100.00%
Percentage of ownership interest sold	38.75%
Capital provision assets	$ 386,000,000	387,000,000	230,000,000
Third-party interests in consolidated entities	$ 386,000,000
Income on capital provision assets		58,000,000	98,000,000
Third-party share of profits relating to interests in consolidated entities		$ 58,000,000	$ 98,000,000